ORGANIZATION AND NATURE OF BUSINESS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization Nature Of Business And Going Concern Tables Abstract
Schedule of Calculation of Fixed Assets
Estimated Useful Life
Furniture and fixtures	5-7 years
Office and computer equipment	3-5 years

Estimated Useful Life
Furniture and fixtures	5–7 years
Office and computer equipment	3-5 years

Schedule of Concentrations of Credit Risk
	Year Ended December 31,	Year Ended December 31,
	2017	2016

Number of 10% clients	3	2
Percentage of total revenue	49.63%	52.49%
Percentage of total AR	20.68%	26.09%

Schedule of Basic and Diluted Net Income (Loss) per Common Share
	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Weighted average number of common shares outstanding Basic	13,167,364	12,786,438	12,918,417	12,734,183
Potentially dilutive common stock equivalents	62,219	-	-	-
Weighted average number of common and equivalent shares outstanding - Diluted	13,229,583	12,786,438	12,918,417	12,734,183

	12/31/2017	12/31/2016
Numerator for Basic and Diluted Earnings Per Share:
Net (loss) income	$(6,209,768)	$(601,002)
Denominator for Basic Earnings Per Share:
Weighted Average Shares	12,780,813	12,564,824
Potentially Dilutive Common Shares	-	-
Adjusted Weighted Average Shares	12,780,813	12,564,824
Basic and Diluted Net (Loss) Income per Share	(0.49)	(0.05)